Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Balance at beginning	£ 1,152	£ 542
Balance at ending	831	1,152	£ 542
Net book value	831	1,152	542
Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	2,793	2,143	7,551
Additions	62	1,040	209
Effect of modification to lease terms		(24)	(678)
Disposals	271	(366)	(5,210)
Exchange differences			271
Transfer	(122)
Disposals	(271)	366	5,210
Balance at ending	2,462	2,793	2,143
Net book value	2,462	2,793	2,143
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			183
Balance at beginning	1,631	1,641	1,601
Charge for the year	340	403	1,207
Disposals	(237)	(363)	(5,186)
Balance at beginning	1,641	1,601	5,397
Transfer	(113)
Balance at end	1,631	1,641	1,601
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53	4
Balance at ending	44	53	4
Net book value	44	53	4
Fixtures and fittings [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	60	53	248
Additions	3	57
Effect of modification to lease terms
Disposals		(50)	(202)
Exchange differences			7
Transfer
Disposals		50	202
Balance at ending	63	60	53
Net book value	63	60	53
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			7
Balance at beginning	19	7	49
Charge for the year	12	8	9
Disposals		(50)	(202)
Balance at beginning	7	49	235
Transfer
Balance at end	19	7	49
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	49	2
Balance at ending	38	49	2
Net book value	38	49	2
Leasehold improvements [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	53	4	2,038
Additions		53	58
Effect of modification to lease terms
Disposals		(4)	(2,184)
Exchange differences			92
Transfer
Disposals		4	2,184
Balance at ending	53	53	4
Net book value	53	53	4
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			81
Balance at beginning	15	4	2
Charge for the year	11	5	310
Disposals		(3)	(2,183)
Balance at beginning	4	2	1,794
Transfer
Balance at end	15	4	2
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	29	37
Balance at ending	17	29	37
Net book value	17	29	37
Computer equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	242	236	403
Additions	14	16	16
Effect of modification to lease terms
Disposals	(46)	(10)	(185)
Exchange differences			2
Transfer	(122)
Disposals	46	10	185
Balance at ending	88	242	236
Net book value	88	242	236
Computer equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			2
Balance at beginning	71	213	199
Charge for the year	12	22	50
Disposals	(41)	(8)	(185)
Balance at beginning	213	199	332
Transfer	(113)
Balance at end	71	213	199
Laboratory equipment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	358	423
Balance at ending	245	358	423
Net book value	245	358	423
Laboratory equipment [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	1,563	1,662	3,738
Additions	45	194	135
Effect of modification to lease terms
Disposals	(174)	(138)	(2,323)
Exchange differences			112
Transfer		(155)
Disposals	174	138	2,323
Balance at ending	1,434	1,563	1,662
Net book value	1,434	1,563	1,662
Laboratory equipment [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			79
Balance at beginning	1,189	1,205	1,239
Charge for the year	139	178	720
Disposals	(155)	(138)	(2,300)
Balance at beginning	1,205	1,239	2,740
Transfer		(74)
Balance at end	1,189	1,205	1,239
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Balance at beginning	663	76
Balance at ending	487	663	76
Net book value	487	663	76
Right-of-use assets [member] | Gross Gross Gross Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	875	188	1,124
Additions		720
Effect of modification to lease terms		(24)	(678)
Disposals	51	(164)	(316)
Exchange differences			58
Transfer		155
Disposals	(51)	164	316
Balance at ending	824	875	188
Net book value	824	875	188
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Exchange differences			14
Balance at beginning	337	212	112
Charge for the year	166	190	118
Disposals	(41)	(164)	(316)
Balance at beginning	212	112	296
Transfer		74
Balance at end	£ 337	£ 212	£ 112